Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	74-3052234
Plan number	001
TOTAL INVESTMENTS, AT FAIR VALUE	$ 29,797,017
Separately Managed Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	4,057,218
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	21,349,186
Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	4,390,613
Investment, Identifier [Axis]: Common Collective Trust | Northern Trust Collective S&P 500 Index Fund - DC - Non-Lending
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	4,390,613
Investment, Identifier [Axis]: Mutual Funds | American Beacon Small Cap Value Fund R6 Class
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	906,161
Investment, Identifier [Axis]: Mutual Funds | American Funds EuroPacific Growth Fund® Class R-6
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	1,185,034
Investment, Identifier [Axis]: Mutual Funds | Dodge & Cox Income Fund Class X
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	1,416,662
Investment, Identifier [Axis]: Mutual Funds | Dodge & Cox Stock Fund Class X
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	2,139,664
Investment, Identifier [Axis]: Mutual Funds | Fidelity Blue Chip Growth K6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	2,914,289
Investment, Identifier [Axis]: Mutual Funds | T. Rowe Price Mid-Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	1,504,539
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	138,860
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	876,488
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	1,202,627
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	1,223,447
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	1,219,696
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	930,444
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	961,944
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	554,181
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	209,471
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	178,934
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target Retirement 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	15,873
Investment, Identifier [Axis]: Mutual Funds | Vanguard Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	1,377
Investment, Identifier [Axis]: Mutual Funds | Vanguard Treasury Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	3,769,495
Investment, Identifier [Axis]: Separately Managed Account | Marriott International, Inc. Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment	$ 4,057,218